SEGMENTED INFORMATION - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	$ 39,866	$ 39,592
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	38,113	37,467
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,753	2,125
Elimination of intersegment amounts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	(4,460)	(3,798)
Elimination of intersegment amounts | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	(4,460)	(3,798)
Oil Sands | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	18,347	15,743
Oil Sands | Operating segments | SCO And Diesel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	13,368	11,659
Oil Sands | Operating segments | Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	4,979	4,084
Oil Sands | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	18,347	15,743
Oil Sands | Operating segments | North America | SCO And Diesel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	13,368	11,659
Oil Sands | Operating segments | North America | Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	4,979	4,084
Exploration and Production | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	3,675	3,869
Exploration and Production | Operating segments | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	3,669	3,853
Exploration and Production | Operating segments | Natural Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	6	16
Exploration and Production | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,922	1,744
Exploration and Production | Operating segments | North America | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,922	1,741
Exploration and Production | Operating segments | North America | Natural Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers		3
Exploration and Production | Operating segments | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,753	2,125
Exploration and Production | Operating segments | International | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,747	2,112
Exploration and Production | Operating segments | International | Natural Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	6	13
Refining and Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	22,304	23,778
Refining and Marketing | Operating segments | Gasoline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	9,941	10,819
Refining and Marketing | Operating segments | Distillate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	9,447	9,698
Refining and Marketing | Operating segments | Other Product and Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	2,916	3,261
Refining and Marketing | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	22,304	23,778
Refining and Marketing | Operating segments | North America | Gasoline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	9,941	10,819
Refining and Marketing | Operating segments | North America | Distillate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	9,447	9,698
Refining and Marketing | Operating segments | North America | Other Product and Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	$ 2,916	$ 3,261